Cover	Oct. 28, 2020	Jul. 29, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2020
Entity Registrant Name	HESS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-1204
Entity Tax Identification Number	13-4921002
Entity Address, Address Line One	1185 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	997-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0000004447
Amendment Flag		false